INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	March 31, 2026 $	March 31, 2025 $

Raw materials	2,196,063	2,193,242
Finished goods	157,483	328,606
Allowance for impairment	(1,936,000)	(340,000)
Total inventories	417,546	2,181,848
Less: non-current portion	-	(1,294,339)
Total current portion of inventories	417,546	887,509